Derivative Financial Instruments - Additional Information (Narrative) (Details) - USD ($) $ in Millions	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Derivative [Line Items]
Derivative Asset, Fair Value, Amount Not Offset Against Collateral	$ 130	$ 142
Derivative Liability, Fair Value, Amount Not Offset Against Collateral	87	96
Derivative Liability		46	$ 61
Derivative Asset	$ 43	46
Other current assets and Other long-term assets
Derivative [Line Items]
Derivative Asset, Fair Value, Amount Not Offset Against Collateral		142	64
Other current liabilities and Other long-term liabilities
Derivative [Line Items]
Derivative Liability, Fair Value, Amount Not Offset Against Collateral		$ 96	$ 125